Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,818,003	$ 2,394,322
Accrued liabilities	3,812	1,424
Total	$ 1,821,815	$ 2,395,746